Disclosure of maturity analysis of operating lease payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 19,754	$ 18,639
Minimum lease payments	4,972	4,575
Total payments recognized in operating expenses	4,972	4,575
Within one year [Member]
Statement [Line Items]
Minimum lease payments payable under non-cancellable operating lease	5,682	5,591
After one year but not more than five years [Member]
Statement [Line Items]
Minimum lease payments payable under non-cancellable operating lease	12,291	12,606
More than five years [Member]
Statement [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 1,781	$ 442